Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 16, 2024
Entity Registrant Name	dei_EntityRegistrantName	WORLD FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001396092
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 16, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 19, 2024
Prospectus Date	rr_ProspectusDate	Feb. 28, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated April 16, 2024
to the Prospectus and Summary Prospectus dated February 28, 2024

(as supplemented from time to time)

The Fund seeks to track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (“SPAI”). Effective April 19, 2024, the description of SPAI’s secondary objective is being updated by the index provider as follows:

SPAI is designed with the primary goal of generating an annualized level of income that is approximately 10.0% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating limited capital appreciation based on the returns of the equity components of the S&P 500® Dividend Aristocrats® Index.

Accordingly, effective April 19, 2024, the Fund’s Prospectus and Summary Prospectus is amended to state under the heading “Principal Investment Strategies” that SPAI is designed with the primary goal of generating an annualized level of income that is approximately 10.0% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating limited capital appreciation based on the returns of the equity components of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT”).

In addition, effective April 19, 2024, under the section “Additional Information About the Funds’ Investments –Vest S&P 500® Dividend Aristocrats Target Income Fund” in the Prospectus and the section “About the Index’s Strategy” in the Summary Prospectus, the following sentence is restated: SPAI is constructed and maintained by Cboe Global Markets Inc. and is designed with the primary goal of generating an annualized level of income that is approximately 10.0% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating limited capital appreciation based on the returns of the equity components of SPDAUDT.

*      *      *      *      *

If you have questions or need assistance, please contact your financial advisor directly or the Vest Funds toll-free at 1-855-505-VEST (8378).

This Supplement and the existing Prospectus, Summary Prospectus and Statement of Additional Information (SAI) provide relevant information for all shareholders and should be retained for future reference. The Prospectus, Summary Prospectus and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Vest Funds toll-free at 1-855-505-VEST (8378).

Vest S&P 500 Dividend Aristocrats Target Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	SPAI is designed with the primary goal of generating an annualized level of income that is approximately 10.0% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating limited capital appreciation based on the returns of the equity components of the S&P 500® Dividend Aristocrats® Index (“SPDAUDT”).
Vest S&P 500 Dividend Aristocrats Target Income Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNGAX
Vest S&P 500 Dividend Aristocrats Target Income Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNGCX
Vest S&P 500 Dividend Aristocrats Target Income Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNGLX
Vest S&P 500 Dividend Aristocrats Target Income Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNGIX
Vest S&P 500 Dividend Aristocrats Target Income Fund | Class Y Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNGYX
Vest S&P 500 Dividend Aristocrats Target Income Fund | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KNGRX